Shareholder Report, Holdings (Details) - C000031584	Jun. 30, 2026
N00985106 | AerCap Holdings N.V.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
020002101 | Allstate Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	6.90%
00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
58933Y105 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
023586506 | U-Haul Holding Co., Class B
Holdings [Line Items]
Percent of Net Asset Value	5.50%
925815102 | Vicor Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
26441C204 | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
61747C707 | Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.60%
98389B100 | Xcel Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Health Care65443P102
Holdings [Line Items]
Percent of Total Investments	91.50%
Health Care00484MAC0
Holdings [Line Items]
Percent of Total Investments	0.00%
Cash & Equivalent61747C707
Holdings [Line Items]
Percent of Total Investments	4.60%
U.S. Treasury Obligations912803GS6
Holdings [Line Items]
Percent of Total Investments	3.90%
Energy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Communications
Holdings [Line Items]
Percent of Net Asset Value	2.90%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Technology
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	26.70%